[INVESCO ICON] INVESCO|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor

December 18, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO BOND FUNDS, INC.
      1933 ACT NO. 002-57151
      1940 ACT NO. 811-2674
      CIK NO. 0000201815

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Bond Funds, Inc. (the "Company"), hereby submits for filing on EDGAR this certification that the definitive form of its Investor Class, Class C and Class K Prospectuses and its Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 47 under the 1933 Act and Amendment No. 36 under the Investment Company Act of 1940 to the Company's Registration Statement which was electronically filed pursuant to Rule 485(b) on December 10, 2001. This Post-Effective Amendment became effective December 15, 2001.

If  you  have  any  questions  or  comments   please  contact  Kim  Springer  at
720-624-6671 or the undersigned at 720-624-6243.

Sincerely,

/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel